Submission	Mar. 21, 2025
Submission [Line Items]
Central Index Key	0001232524
Registrant Name	Jazz Pharmaceuticals plc
Form Type	SC TO
Submission Type	SC TO-T
Fee Exhibit Type	EX-FILING FEES